FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

10. FAIR VALUE MEASUREMENT

        The Company measures at fair value its financial assets and liabilities by using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Fair value is the price that would be received from the sale of an asset or paid to transfer a liability (i.e., an exit price) on the measurement date in an orderly transaction between market participants.

        As of December 31, 2014 and 2015, the following financial assets and liabilities were measured at fair value on a recurring basis in periods subsequent to their initial recognition using the type of inputs shown as follows:

	Fair Value Measurements Using
As of December 31, 2015	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	1,924	—	1,924	—
Commodity hedge	2,072	—	2,072	—
Interest rate swaption	4,335	—	4,335	—

Total Assets	8,331	—	8,331	—

Liabilities:
Interest rate swap	21,546	—	21,546	—
Warrants	25,265	—	25,265	—
Foreign exchange forward contracts	5,775	—	5,775	—

Total Liabilities	52,586	—	52,586	—

	Fair Value Measurements Using
As of December 31, 2014	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	9,643	—	9,643	—

Liabilities:
Foreign exchange forward contracts	445	—	445	—

Foreign exchange forward contracts

        The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations.

        The Company's foreign currency derivative instruments relate to foreign exchange option or forward contracts involving major currencies such as Japanese yen, Euro, Canadian dollar and Renminbi. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

Commodity hedge

        During the year ended December 31, 2015, the Company has entered into a fixed for floating energy commodity swap with a financial institution to hedge cash flows associated with electricity sales of the Astoria project for the period between expected COD and commencement of the long term PPA with the offtaker in January 2019. The swap contract was designated as a cash flow hedge at inception and is anticipated to be effective through its two-year term that ends on December 31, 2018. The fair value of the swap contract was $2,072, an asset position, recorded in derivative assets—non-current on the balance sheet at December 31, 2015. The effective portion of gains and losses on derivatives designated as cash flow hedges are initially deferred in other comprehensive income before being recognized in the statements of operations in the same period as the hedged transactions are reflected in earnings. Gains and losses on derivatives that are not designated or fail to qualify as effective hedges are recognized in the statements of operations as incurred.

        Fair value of the commodity swap is determined using pricing models developed based on the underlying commodity price of electricity and adjusted to reflect nonperformance risk of the counterparty and the Company, as necessary, which are considered Level 2 inputs.

Interest rate swaption

        During the year ended December 31, 2015, the Company has entered into an option to purchase a fixed for floating interest rate swap, also known as a swaption, with a financial institution to hedge cash flows associated with interest payments of certain projects of Recurrent. The swaption had not been designated as a hedge for accounting purposes. The fair value of the swaption contract was $4,335, an asset position, recorded in derivative assets—current on the balance sheet at December 31, 2015 and the change in its fair value is recorded in gain (loss) on change in fair value of derivatives during the year ended December 31, 2015.

        The fair value of the swaption was measured based on observable market data, which are considered Level 2 inputs.

Interest rate swap

        SSM, which the Company acquired on September 28, 2015, entered into fixed for floating interest rate swaps with a financial institution to hedge the interest rate risk resulting from fluctuations in interest rates on its project construction debts with notional amount totaling CAD186.0 million ($133.9 million), which will expire in 2029. The interest rate swaps had not been designated as a hedge for accounting purposes. The total estimated fair value of the swap contracts was $21,546, a liability position, recorded in derivative liabilities on the balance sheet at December 31, 2015, and the change in its fair value was recorded in gain (loss) on change in fair value of derivatives during the year ended December 31, 2015.

        The estimated fair value of interest rate swaps was measured based on observable market data, which are considered Level 2 inputs.

Warrants

        The fair value of the warrants (see Note 26) was determined using the Binomial model, with certain inputs significant to the valuation methodology classified as Level 2 inputs.

        The effect of fair value of derivative instruments on the consolidated balance sheets as of December 31, 2014 and 2015 and the effect of derivative instruments on consolidated statements of operations for the years ended December 31, 2014 and 2015 are as follows:

	Fair Value of Derivative Assets
	At December 31, 2014		At December 31, 2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivatives assets—current	9,643	Derivatives assets—current	1,924
Interest rate swaption	—	—	Derivatives assets—current	4,335
Commodity hedge	—	—	Derivatives assets—non-current	2,072

	Total	9,643	Total	8,331

	Fair Value of Derivative Liabilities
	At December 31, 2014		At December 31, 2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Derivatives liabilities—current	445	Derivatives liabilities—current	5,775
Warrants	—	—	Derivatives liabilities—current	25,265
Interest rate swap	—	—	Derivatives liabilities—current	4,188
Interest rate swap	—	—	Derivatives liabilities—non-current	17,358

	Total	445	Total	52,586

		Amount of Gain (Loss) Recognized in Statements of Operations
		Years Ended December 31
	Location of Gain (Loss) Recognized in Statements of Operations
		2013	2014	2015
		$	$	$
Foreign exchange forward contracts	Gain(Loss) on change in fair value of derivatives	10,460	19,656	(3,738)
Foreign exchange option contracts	Gain(Loss) on change in fair value of derivatives	304	—	—
Change in fair value of warrants	Gain(Loss) on change in fair value of derivatives	—	—	(8,887)
Commodity hedge	Gain(Loss) on change in fair value of derivatives	—	—	(7)
Interest rate swaption	Gain(Loss) on change in fair value of derivatives	—	—	(107)
Interest rate swap	Gain(Loss) on change in fair value of derivatives	—	—	543

	Total	10,764	19,656	(12,196)

        The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

        In accordance with ASC 360, the Company's mono-crystalline ingot furnaces with a carrying value of $5.8 million was written down to its fair value $2.1 million, resulting an impairment charge of $3.7 million included in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2013. The Company recorded impairment charges for certain idle assets of $1.6 million and $7.0 million for the years ended December 31, 2014 and 2015 respectively. The fair value of the assets or investment was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable.

        The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under U.S. GAAP.

        The carrying value of cash and cash equivalents, restricted cash, trade receivables, billed and unbilled, amount due from related parties, accounts and short-term notes payable, amount due to related parties, and short-term borrowings approximate their fair value due to the short-term maturity of these instruments. Long-term borrowings are $134,300 and $606,577 as of December 31, 2014 and 2015 respectively, which approximate their fair value since most of the borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as level 2 as the key input can be corroborated with market data.

        The carrying value of the Company's outstanding convertible notes as of December 31, 2015 was $150.0 million.